Basis of Presentation and General Information-Disposal of Subsidiary (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Sale of four subsidiaries under DVB facility [Member]
Schedule of Entity General Information [Line Items]
Cash and restricted cash		$ 1,902
Vessels and other assets		22,780
Long-term debt and other liabilities, net of obligations towards the Company		(30,382)
Net liabilities		(5,700)
Sale of three subsidiaries under UOB facility [Member]
Schedule of Entity General Information [Line Items]
Cash and restricted cash		103
Vessels and other assets		18,514
Long-term debt and other liabilities, net of obligations towards the Company		(39,957)
Net liabilities		(21,340)
Disposal of BET subsidiary [Member]
Schedule of Entity General Information [Line Items]
Cash and restricted cash	3,531
Vessels and other assets	49,444
Long-term debt and other liabilities, net of BET's obligation towards the Company	(58,188)
Effect on equity from disposal of subsidiary	$ (5,213)